Trade and other receivables (Details 1) - INR (₨) ₨ in Thousands		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Statement [Line Items]
Trade receivables from related parties		₨ 0	₨ 0
Other trade receivables		8,946,605	9,902,021
Current trade receivables		8,946,605	9,902,021
Less: Allowance for doubtful receivables		(426,487)	(270,621)	₨ (272,471)
Balance at the end of the year	[1]	₨ 8,520,118	₨ 9,631,400

[1]	Trade receivables as of March 31, 2021 and March 31, 2020 are stated net of allowance for doubtful receivables. The Group maintains an allowance for doubtful receivables based on expected credit loss model. The Group’s exposure to credit and currency risks and impairment losses related to trade and other receivables, excluding construction work in progress is disclosed in note 34.